Discontinued operations and assets held for sale (Tables)	6 Months Ended
Mar. 31, 2025
Discontinued operations and assets held for sale
Schedule of impact of discontinued operations on the statement of comprehensive income

	Period ended	Period ended
	31 March	31 March
	2025	2024
	$'000	$'000
Other Income	117	—
Administrative expenses	(59)	(916)
Impairment loss	33	(34,065)
Tax credit	—	3,414
Profit/(loss) from discontinued operation, net of tax	91	(31,567)

Schedule of net cash flows associated with discontinuing operations

	Period ended	Period ended
	31 March	31 March
	2025	2024
	$'000	$'000
Net cash (used)/generated in/from operating activities	117	(2,232)
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—
Net cash flows for the period	117	(2,232)